5. INVENTORIES	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Inventory Disclosure [Abstract]
INVENTORIES

Inventories were $0 and $7,103 as of March 31, 2020 and September 30, 2019, respectively. Inventories consisted primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There was a $0 and $28,000 reserve for impaired inventory as of March 31, 2020 and September 30, 2019, respectively. The decrease in inventory related to the winddown of TransTech.

Inventories were $7,103 and $203,582 as of September 30, 2019 and 2018, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There was a $28,000 and $35,000 reserve for impaired inventory as of September 30, 2019 and 2018, respectively.